Subsequent Event (Details) (Dividend Declared, USD $)	0 Months Ended
Jun. 19, 2013
Dividend Declared
Subsequent Event [Line Items]
Dividend declared date	Jun. 19, 2013
Cash dividend declared, per share (dollars per share)	$ 0.55
Dividend payment date	Aug. 01, 2013
Dividend record date	Jul. 10, 2013